Property, Plant and Equipment - Capitalized Borrowing Costs and Capitalization Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Capitalized borrowing costs	₩ 64,606	₩ 191,876	₩ 283,525
Capitalization rate	3.69%	4.14%	3.74%